SUPPLEMENTAL FINANCIAL INFORMATION (Details 7)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Supplemental cash flow disclosure:
Interest paid	$ (2,000)	$ (4,000)
Income taxes paid	$ 0	$ 0